Stock-Based Compensation	6 Months Ended
Mar. 31, 2013
Stock-Based Compensation
Stock-Based Compensation

Note 8 - Stock-Based Compensation

Compensation expense related to stock-based awards was $0.1 million for the three-month period ended March 31, 2013.

As of March 31, 2013, there was $18.6 million of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted-average period of 1.6 years. Based upon the expected forfeitures and the expected vesting of performance based RSUs, the aggregate fair value of RSUs expected to ultimately vest is $9.9 million.

We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods on a cumulative basis in the period the estimated forfeiture rate changes for all stock-based awards when significant events occur. We consider our historical experience with employee turnover as the basis to arrive at our estimated forfeiture rate. The forfeiture rate was estimated to be 12% as of March 31, 2013. To the extent the actual forfeiture rate is different from what we have estimated, stock-based compensation related to these awards will be different from our expectations.